united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 3/31/19

Item 1. Schedule of Investments.

PSI All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 96.2%
	BOND FUNDS - 15.0%
13,100	PIMCO Enhanced Short Maturity Active ETF	$1,330,436
7,262	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	665,199
		1,995,635
	LARGE CAP FUNDS - 81.2%
14,387	iShares Core S&P 500 ETF	4,093,965
27,082	ProShares UltraPro S&P 500 ETF	1,334,601
4,640	SPDR S&P 500 ETF Trust	1,310,707
15,758	Vanguard S&P 500 ETF	4,089,831
		10,829,104

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,345,919)	12,824,739

	TOTAL INVESTMENTS - 96.2% (Cost - $12,345,919)	$12,824,739
	OTHER ASSETS LESS LIABILITIES - NET - 3.8%	505,987
	NET ASSETS - 100.0%	$13,330,726

ETF - Exchange Traded Fund

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value
	MUTUAL FUNDS - 68.5%
	BOND FUNDS - 68.5%
308,989	Lord Abbett High Yield Fund - Class I	$2,264,888
260,049	PIMCO High Yield Fund - Institutional Class	2,283,228
58,386	PIMCO International Bond Fund Unhedged ETF - Institutional Class	554,667
27,201	Transamerica Emerging Markets Debt Fund - Class I	280,170
250,499	Transamerica High Yield Bond Fund - Class I	2,259,507
	TOTAL MUTUAL FUNDS (Cost - $7,424,998)	7,642,460

	TOTAL INVESTMENTS - 68.5% (Cost - $7,424,998)	$7,642,460
	OTHER ASSETS LESS LIABILITIES - NET - 31.5%	3,506,681
	NET ASSETS - 100.0%	$11,149,141

ETF - Exchange Traded Fund

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 95.8%
	LARGE CAP GROWTH FUNDS - 95.8%
100,728	Direxion Daily S&P 500 Bull 3X ETF	$4,710,041
16,875	iShares Core S&P 500 ETF	4,801,950
30,556	Proshares Ultra S&P 500 ETF	3,599,497
16,899	SPDR S&P 500 ETF Trust	4,773,629
18,851	Vanguard S&P 500 ETF	4,892,589
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,108,586)	22,777,706

	TOTAL INVESTMENTS - 95.8% (Cost - $22,108,586)	$22,777,706
	OTHER ASSETS LESS LIABILITIES - NET - 4.2%	1,001,540
	NET ASSETS - 100.0%	$23,779,246

ETF - Exchange Traded Fund

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 80.2%
	BOND FUNDS - 38.9%
20,259	Direxion Daily 20 Year Plus Treasury Bull 3x ETF	$438,607
6,931	iShares 20+ Year Treasury Bond ETF	876,355
16,944	iShares iBoxx $ High Yield Corporate Bond ETF	1,465,148
14,375	PIMCO Enhanced Short Maturity Active ETF	1,459,925
40,725	SPDR Bloomberg Barclays High Yield Bond ETF	1,464,878
		5,704,913
	EMERGING MARKET FUND - 0.5%
2,122	SPDR Portfolio Emerging Markets ETF	75,883

	LARGE CAP GROWTH FUNDS - 20.4%
2,954	Invesco Russell Top 200 Pure Growth ETF	157,655
5,014	Invesco S&P 500 High Dividend Low Volatility ETF	161,200
3,025	Invesco S&P 500 Low Volatility ETF	159,236
2,674	ProShares S&P 500 Dividend Aristocrats ETF	181,244
26,504	ProShares Short Dow30 ETF	1,457,190
21,851	ProShares UltraShort S&P 500 ETF	727,420
1,559	SPDR S&P Dividend ETF	154,980
		2,998,925
	MID CAP GROWTH FUND - 1.1%
3,124	Invesco S&P MidCap Low Volatility ETF	155,169

	SPECIALTY FUNDS - 19.3%
14,754	Direxion Daily Gold Miners Index Bull 3X Shares ETF	291,982
1,893	Health Care Select Sector SPDR ETF	173,683
1,816	Invesco S&P 500 Equal Weight Utilities ETF	175,924
47,387	SPDR S&P Oil & Gas Exploration & Production ETF	1,456,676
1,083	SPDR S&P Telecom ETF	76,577
26,057	VanEck Vectors Gold Miners ETF	584,198
540	Vanguard Consumer Staples ETF	78,413
		2,837,453

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,666,012)	11,772,343

	MUTUAL FUND - 15.4%
203,001	KCM Macro Trends Fund - Class R-1 (Cost - $2,452,624)	2,257,370

	TOTAL INVESTMENTS - 95.6% (Cost - $14,118,636)	$14,029,713
	OTHER ASSETS LESS LIABILITIES - NET - 4.4%	649,749
	NET ASSETS - 100.0%	$14,679,462

ETF - Exchange Traded Fund

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security valuation - Securities listed on an exchnage are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determines, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absense of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist a third party consultant such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings to held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Funds' investments measured at fair value:

PSI All Asset *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,824,739	$-	$-	$12,824,739
Total	$12,824,739	$-	$-	$12,824,739

PSI Total Return *
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,642,460	$-	$-	$7,642,460
Total	$7,642,460	$-	$-	$7,642,460

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,777,706	$-	$-	$22,777,706
Total	$22,777,706	$-	$-	$22,777,706

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,772,343	$-	$-	$11,772,343
Mutual Fund	2,257,370	-	-	2,257,370
Total	$14,029,713	$-	$-	$14,029,713

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

At March 31, 2019 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
PSI All Asset	$12,350,749	$478,820	$(4,830)	$473,990
PSI Total Return	7,424,998	217,462	-	217,462
PSI Strategic Growth	22,121,419	669,119	(12,832)	656,287
PSI Tactical Growth	14,181,163	114,246	(265,696)	(151,450)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/20/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/20/19

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 5/20/19